Invested Assets and Investment Income - Movement in Invested Assets, Net Derivatives and Segregated Funds Net Assets Measured at Fair Value (Details) - Level 3 - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Assets at beginning of period	$ 90,639	$ 85,391
Total gains (losses) included in net income	745	(1,303)
Total gains (losses) included in AOCI	403	106
Purchases	11,833	10,367
Sales	(4,864)	(6,702)
Settlements	(4,116)	(3,224)
Transfer in	513	287
Transfer out	2,867	651
Currency movement	(2,727)	5,066
Assets at end of period	95,293	90,639
Change in unrealized gains (losses) on assets still held	242	(1,488)
Consideration	3,233
Other invested assets
Disclosure of financial assets [line items]
Assets at beginning of period	38,466	33,585
Total gains (losses) included in net income	619	1,502
Total gains (losses) included in AOCI	16	14
Purchases	5,143	4,308
Sales	(1,539)	(2,007)
Settlements	(2,138)	(1,187)
Transfer in	0	0
Transfer out	0	0
Currency movement	(1,232)	2,251
Assets at end of period	39,335	38,466
Change in unrealized gains (losses) on assets still held	376	1,251
Derivatives
Disclosure of financial assets [line items]
Assets at beginning of period	(3,235)	(2,166)
Total gains (losses) included in net income	54	(2,248)
Total gains (losses) included in AOCI	(2)	0
Purchases	0	0
Sales	0	0
Settlements	(105)	(166)
Transfer in	0	0
Transfer out	3,233	1,509
Currency movement	59	(164)
Assets at end of period	4	(3,235)
Change in unrealized gains (losses) on assets still held	(30)	(2,065)
Segregated Funds Net Assets
Disclosure of financial assets [line items]
Assets at beginning of period	3,334	3,492
Total gains (losses) included in net income	214	119
Total gains (losses) included in AOCI	(292)	(67)
Purchases	48	148
Sales	(381)	(527)
Settlements	50	17
Transfer in	0	0
Transfer out	0	0
Currency movement	(75)	152
Assets at end of period	2,898	3,334
Change in unrealized gains (losses) on assets still held	26	(76)
FVOCI | Private placements
Disclosure of financial assets [line items]
Assets at beginning of period	8,764	7,682
Total gains (losses) included in net income	(74)	(47)
Total gains (losses) included in AOCI	(181)	50
Purchases	3,405	3,039
Sales	(370)	(1,115)
Settlements	(1,046)	(1,040)
Transfer in	382	254
Transfer out	(277)	(624)
Currency movement	(276)	565
Assets at end of period	10,327	8,764
Change in unrealized gains (losses) on assets still held	0	0
FVOCI | Mortgages
Disclosure of financial assets [line items]
Assets at beginning of period	28,792	28,473
Total gains (losses) included in net income	34	(73)
Total gains (losses) included in AOCI	858	109
Purchases	2,779	2,243
Sales	(2,187)	(2,834)
Settlements	(776)	(763)
Transfer in	0	0
Transfer out	0	0
Currency movement	(911)	1,637
Assets at end of period	28,589	28,792
Change in unrealized gains (losses) on assets still held	0	0
FVTPL | Public equities
Disclosure of financial assets [line items]
Assets at beginning of period	0	41
Total gains (losses) included in net income		(3)
Total gains (losses) included in AOCI		0
Purchases		0
Sales		(1)
Settlements		0
Transfer in		0
Transfer out		(36)
Currency movement		(1)
Assets at end of period		0
Change in unrealized gains (losses) on assets still held		(3)
FVTPL | Private placements
Disclosure of financial assets [line items]
Assets at beginning of period	136	79
Total gains (losses) included in net income	0	1
Total gains (losses) included in AOCI	0	0
Purchases	74	49
Sales	0	0
Settlements	(43)	(13)
Transfer in	74	29
Transfer out	(89)	(14)
Currency movement	2	5
Assets at end of period	154	136
Change in unrealized gains (losses) on assets still held	0	1
FVTPL | Mortgages
Disclosure of financial assets [line items]
Assets at beginning of period	1,239	1,055
Total gains (losses) included in net income	14	32
Total gains (losses) included in AOCI	0	0
Purchases	205	339
Sales	(54)	(152)
Settlements	(51)	(38)
Transfer in	0	0
Transfer out	0	0
Currency movement	(2)	3
Assets at end of period	1,351	1,239
Change in unrealized gains (losses) on assets still held	0	0
Other government and agency | FVOCI | Debt securities
Disclosure of financial assets [line items]
Assets at beginning of period	10	10
Total gains (losses) included in net income	0	0
Total gains (losses) included in AOCI	5	0
Purchases	4	0
Sales	0	0
Settlements	(4)	(5)
Transfer in	0	4
Transfer out	0	0
Currency movement	(1)	1
Assets at end of period	14	10
Change in unrealized gains (losses) on assets still held	0	0
Corporate | FVOCI | Debt securities
Disclosure of financial assets [line items]
Assets at beginning of period	44	231
Total gains (losses) included in net income	0	0
Total gains (losses) included in AOCI	(1)	(33)
Purchases	0	0
Sales	0	0
Settlements	(3)	(7)
Transfer in	57	0
Transfer out	0	(151)
Currency movement	(3)	4
Assets at end of period	94	44
Change in unrealized gains (losses) on assets still held	0	0
Other securitized assets | FVOCI | Debt securities
Disclosure of financial assets [line items]
Assets at beginning of period	0	21
Total gains (losses) included in net income	0	0
Total gains (losses) included in AOCI	0	33
Purchases	10	0
Sales	0	0
Settlements	0	(22)
Transfer in	0	0
Transfer out	0	(33)
Currency movement	0	1
Assets at end of period	10	0
Change in unrealized gains (losses) on assets still held	0	0
Investment property
Disclosure of financial assets [line items]
Assets at beginning of period	10,589	10,458
Total gains (losses) included in net income	(91)	(504)
Total gains (losses) included in AOCI	0	0
Purchases	140	222
Sales	(330)	(66)
Settlements	0	0
Transfer in	0	0
Transfer out	0	0
Currency movement	(257)	479
Assets at end of period	10,051	10,589
Change in unrealized gains (losses) on assets still held	(105)	(514)
Own use property
Disclosure of financial assets [line items]
Assets at beginning of period	2,500	2,430
Total gains (losses) included in net income	(25)	(82)
Total gains (losses) included in AOCI	0	0
Purchases	25	19
Sales	(3)	0
Settlements	0	0
Transfer in	0	0
Transfer out	0	0
Currency movement	(31)	133
Assets at end of period	2,466	2,500
Change in unrealized gains (losses) on assets still held	(25)	(82)
Invested Assets
Disclosure of financial assets [line items]
Assets at beginning of period	90,540	84,065
Total gains (losses) included in net income	477	826
Total gains (losses) included in AOCI	697	173
Purchases	11,785	10,219
Sales	(4,483)	(6,175)
Settlements	(4,061)	(3,075)
Transfer in	513	287
Transfer out	(366)	(858)
Currency movement	(2,711)	5,078
Assets at end of period	92,391	90,540
Change in unrealized gains (losses) on assets still held	$ 246	$ 653